Quarterly Holdings Report
for
Strategic Advisers® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2026
SAE-NPRT1-0726
1.918363.115
Common Stocks - 68.7%
	Shares	Value ($)
ARGENTINA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Vista Energy SAB de CV ADR (c)	85,951	6,377,564
YPF SA Class D ADR (c)	602,400	31,933,224

TOTAL ARGENTINA		38,310,788
AUSTRALIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Anglogold Ashanti Plc	859,614	83,245,020
Anglogold Ashanti Plc (South Africa)	144,320	13,886,939

TOTAL AUSTRALIA		97,131,959
BRAZIL - 2.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	97,400	652,995
Unifique Telecomunicacoes S/A	83,400	110,108
		763,103
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,068,100	4,636,963
TOTAL COMMUNICATION SERVICES		5,400,066
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
MercadoLibre Inc (c)	14,113	23,930,709
Diversified Consumer Services - 0.0%
Cogna Educacao SA	4,881,110	2,419,002
Ser Educacional SA (e)(f)	37,664	86,832
		2,505,834
Household Durables - 0.0%
Cury Construtora e Incorporadora SA	153,100	962,992
Specialty Retail - 0.2%
C&A MODAS SA	167,100	383,586
Grupo SBF SA	151,000	342,437
Ultrapar Participacoes SA	696,300	3,570,840
Vibra Energia SA	3,448,747	20,338,826
		24,635,689
Textiles, Apparel & Luxury Goods - 0.0%
GUARARAPES CONFECCOES SA	257,262	461,022
TOTAL CONSUMER DISCRETIONARY		52,496,246
Consumer Staples - 0.0%
Beverages - 0.0%
Ambev SA	368,800	1,193,132
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	978,272	3,624,487
TOTAL CONSUMER STAPLES		4,817,619
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Brava Energia	467,900	1,878,259
Petroleo Brasileiro SA - Petrobras (PN)	153,200	1,275,515
Petroleo Brasileiro SA - Petrobras ADR	952,291	17,874,503
Petroleo Brasileiro SA - Petrobras ADR (PN)	279,777	4,691,860
PRIO SA/Brazil (c)	4,698,639	57,981,441
TOTAL ENERGY		83,701,578
Financials - 1.1%
Banks - 0.8%
Banco ABC Brasil SA	37,900	184,070
Banco Bradesco SA ADR	450,161	1,571,062
Banco do Estado do Rio Grande do Sul SA Series B	181,900	527,539
Itau Unibanco Holding SA	3,252,271	25,814,182
Itau Unibanco Holding SA ADR	2,050,036	16,154,283
Itausa SA	11,352,551	29,075,925
NU Holdings Ltd/Cayman Islands Class A (c)	3,545,248	46,549,107
		119,876,168
Capital Markets - 0.2%
Banco BTG Pactual SA unit	3,943,523	42,018,488
Financial Services - 0.1%
Pagseguro Digital Ltd Class A (d)	491,767	4,598,021
StoneCo Ltd Class A	392,486	4,493,965
		9,091,986
TOTAL FINANCIALS		170,986,642
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Fleury SA	530,300	1,617,848
Profarma Distribuidora de Produtos Farmaceuticos SA	12,200	17,050
TOTAL HEALTH CARE		1,634,898
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	26,122	91,292
Electrical Equipment - 0.0%
WEG SA	546,480	4,777,387
Ground Transportation - 0.1%
Localiza Rent a Car SA	1,903,528	15,855,973
TOTAL INDUSTRIALS		20,724,652
Information Technology - 0.0%
IT Services - 0.0%
VTEX Class A (c)	24,375	91,893
Software - 0.0%
TOTVS SA	1,014,300	6,649,335
TOTAL INFORMATION TECHNOLOGY		6,741,228
Materials - 0.3%
Metals & Mining - 0.3%
Gerdau SA	1,126,710	5,085,723
Gerdau SA ADR	1,990,229	8,956,031
Nexa Resources SA	22,118	334,867
Vale SA ADR	2,752,817	44,733,276
		59,109,897
Paper & Forest Products - 0.0%
Eucatex SA Industria e Comercio	6,879	37,391
TOTAL MATERIALS		59,147,288
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
JHSF Participacoes SA	157,743	351,162
Utilities - 0.3%
Electric Utilities - 0.2%
Axia Energia SA	2,241,193	23,293,605
Equatorial SA	2,213,935	16,918,693
Isa Energia Brasil sa	97,400	521,894
		40,734,192
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,603,009	8,881,685
Cia De Saneamento do Parana Sanepar	671,876	986,926
		9,868,611
TOTAL UTILITIES		50,602,803
TOTAL BRAZIL		456,604,182
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	82,600	9,281,229
Materials - 0.0%
Metals & Mining - 0.0%
G Mining Ventures Corp (c)	108,300	3,390,438
Torex Gold Resources Inc	115,457	5,294,449
TOTAL MATERIALS		8,684,887
TOTAL CANADA		17,966,116
CHILE - 0.4%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	545,717	3,494,884
Financials - 0.0%
Banks - 0.0%
Banco de Chile	34,377,487	6,475,809
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	142,042,052	3,846,134
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	904,947	49,942,004
TOTAL CHILE		63,758,831
CHINA - 14.6%
Communication Services - 2.7%
Entertainment - 0.3%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	373,300	1,059,281
FriendTimes Inc (f)	11,932	594
G-bits Network Technology Xiamen Co Ltd A Shares (China)	131,797	6,465,917
Giant Network Group Co Ltd A Shares (China)	579,000	2,230,000
iQIYI Inc Class A ADR (c)	207,010	235,991
Netease Inc	1,151,820	28,240,873
Netease Inc ADR	83,115	10,208,184
Perfect World Co Ltd/China A Shares (China)	256,900	531,930
Tencent Music Entertainment Group A Shares	21,941	100,644
Tencent Music Entertainment Group Class A ADR	626,400	5,775,408
XD Inc (f)	321,665	2,087,135
Zhejiang Century Huatong Group Co Ltd A Shares (China)	1,432,896	3,087,622
		60,023,579
Interactive Media & Services - 2.4%
Autohome Inc Class A ADR	136,290	2,379,623
Baidu Inc A Shares (c)	1,011,757	17,108,117
Bilibili Inc Z Shares (c)	152,400	2,642,829
Focus Technology Co Ltd A Shares (China)	153,450	611,192
Hello Group Inc Class A ADR	106,578	635,205
Hubei Century Network Technology Co Ltd A Shares (China) (c)	139,300	191,464
JOYY Inc Class A ADR	39,740	2,679,668
Kuaishou Technology B Shares (e)(f)	1,520,200	8,833,838
Tencent Holdings Ltd	6,732,372	365,780,647
Tongdao Liepin Group (c)(f)	345,863	103,270
Weibo Corp Class A ADR (d)	233,218	1,833,093
		402,798,946
Media - 0.0%
Focus Media Information Technology Co Ltd A Shares (China)	2,622,300	2,162,561
TOTAL COMMUNICATION SERVICES		464,985,086
Consumer Discretionary - 2.9%
Automobile Components - 0.2%
Changchun Faway Automobile Components Co Ltd A Shares (China)	16,800	20,086
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares	203,395	3,817,649
Fuyao Glass Industry Group Co Ltd A Shares (China)	1,219,728	9,492,832
Hesai Group ADR (c)(d)	249,275	4,711,298
Huayu Automotive Systems Co Ltd A Shares (China)	55,600	137,310
Minth Group Ltd	94,000	453,394
Shenzhen VMAX New Energy Group Co Ltd A Shares (China)	137,246	664,298
Songz Automobile Air Conditioning Co Ltd A Shares (China)	284,900	244,636
Tianneng Battery Group Co Ltd A Shares (China)	144,383	523,652
Zhejiang Vie Science & Technology Co Ltd A Shares (China)	116,900	198,685
Zhejiang Yinlun Machinery Co Ltd A Shares (China)	1,217,137	8,979,786
		29,243,626
Automobiles - 0.5%
BAIC Foton Motor Co Ltd A Shares (China) (c)	3,992,700	1,728,965
BAIC Motor Corp Ltd H Shares (c)(e)(f)	848,500	131,007
BYD Co Ltd H Shares	5,636,870	65,616,977
Geely Automobile Holdings Ltd	1,877,000	4,507,540
Loncin Motor Co Ltd A Shares (China)	2,333,150	4,499,924
VOYAH Automobile Technology Co Ltd H Shares	716,916	482,097
Yadea Group Holdings Ltd (e)(f)	550,000	790,938
		77,757,448
Broadline Retail - 1.4%
Alibaba Group Holding Ltd	8,496,933	131,737,819
Alibaba Group Holding Ltd ADR (d)	639,341	79,418,939
JD.com Inc A Shares	464,200	6,691,806
JD.com Inc ADR	268,792	7,749,273
PDD Holdings Inc Class A ADR (c)	105,241	8,886,550
Vipshop Holdings Ltd Class A ADR	510,578	7,260,419
		241,744,806
Distributors - 0.0%
Sinomach Automobile Co Ltd A Shares (China)	336,900	273,852
Diversified Consumer Services - 0.0%
China New Higher Education Group Ltd (c)(e)(f)	172,885	14,119
Gaotu Techedu Inc Class A ADR (c)	12,841	22,857
New Oriental Education & Technology Group Inc	361,200	1,663,643
New Oriental Education & Technology Group Inc ADR	52,114	2,386,300
TAL Education Group Class A ADR (c)	430,600	4,181,126
Tianli International Holdings Ltd (f)	202,000	36,601
		8,304,646
Hotels, Restaurants & Leisure - 0.5%
Atour Lifestyle Holdings Ltd ADR	292,943	10,059,663
H World Group Ltd ADR (d)	640,968	28,773,054
Luckin Coffee Inc ADR (c)	104,500	3,360,720
Meituan B Shares (c)(e)(f)	596,100	5,793,246
Shangri-La Asia Ltd	10,366,000	5,661,228
Trip.com Group Ltd (c)	47,973	2,260,248
Trip.com Group Ltd ADR (c)	267,042	12,665,802
Xiabuxiabu Catering Management China Holdings Co Ltd (c)(e)(f)	80,000	3,675
Yum China Holdings Inc (d)	269,449	11,432,721
		80,010,357
Household Durables - 0.2%
Haier Smart Home Co Ltd A Shares (China)	5,990,367	18,485,700
Healthcare Co Ltd A Shares (China) (c)	491,300	413,879
Midea Group Co Ltd A Shares	1,148,483	13,723,237
Midea Group Co Ltd A Shares (China)	178,500	2,132,899
TCL Electronics Holdings Ltd	112,000	197,792
Viomi Technology Co Ltd Class A ADR	63,369	61,157
		35,014,664
Specialty Retail - 0.0%
Beijing Caishikou Department Store Co Ltd A Shares (China)	99,200	234,723
Grand Baoxin Auto Group Ltd (c)(g)	209,460	0
Zhongsheng Group Holdings Ltd	454,500	357,248
		591,971
Textiles, Apparel & Luxury Goods - 0.1%
Bros Eastern Co Ltd A Shares (China)	125,500	137,997
Cabbeen Fashion Ltd	48,447	7,913
CECEP COSTIN New Materials Group Ltd (c)(g)	741,000	1
Li Ning Co Ltd	4,045,500	9,395,054
Luolai Lifestyle Technology Co Ltd A Shares (China)	367,100	539,290
Shenzhou International Group Holdings Ltd	218,000	1,291,271
Zhejiang Semir Garment Co Ltd A Shares (China)	99,900	80,909
		11,452,435
TOTAL CONSUMER DISCRETIONARY		484,393,805
Consumer Staples - 0.2%
Beverages - 0.2%
China Foods Ltd	206,000	93,052
China Resources Beer Holdings Co Ltd	392,000	1,210,479
Eastroc Beverage Group Co Ltd A Shares	267,567	5,632,698
Eastroc Beverage Group Co Ltd A Shares (China)	403,139	8,486,698
Kweichow Moutai Co Ltd A Shares (China)	88,036	17,252,649
Nongfu Spring Co Ltd H Shares (e)(f)	246,000	1,343,490
Tsingtao Brewery Co Ltd H Shares (c)	96,000	609,302
		34,628,368
Consumer Staples Distribution & Retail - 0.0%
Yifeng Pharmacy Chain Co Ltd A Shares (China)	151,700	473,961
Yixintang Pharmaceutical Group Co Ltd A Shares (China)	102,800	175,784
		649,745
Food Products - 0.0%
China Mengniu Dairy Co Ltd	812,000	1,757,266
Muyuan Foods Group Co Ltd H Shares	294,000	1,324,274
		3,081,540
Household Products - 0.0%
Opple Lighting Co Ltd A Shares (China)	37,800	107,708
Personal Care Products - 0.0%
Chlitina Holding Ltd	23,000	75,412
Mao Geping Cosmetics Co LTD H Shares	411,645	3,143,712
		3,219,124
TOTAL CONSUMER STAPLES		41,686,485
Energy - 0.3%
Energy Equipment & Services - 0.0%
Anton Oilfield Services Group/Hong Kong	428,000	50,790
China Oilfield Services Ltd H Shares	966,000	973,778
Nanjing Develop Advanced Manufacturing Co Ltd A Shares (China)	81,019	327,010
Sinopec Oilfield Service Corp H Shares (c)	2,082,000	185,966
		1,537,544
Oil, Gas & Consumable Fuels - 0.3%
China Petroleum & Chemical Corp H Shares	32,652,000	17,999,035
COSCO SHIPPING Energy Transportation Co Ltd H Shares	437,999	893,670
PetroChina Co Ltd H Shares	16,712,819	23,223,801
		42,116,506
TOTAL ENERGY		43,654,050
Financials - 2.2%
Banks - 1.1%
Agricultural Bank of China Ltd H Shares	16,149,980	11,890,593
Bank of Chengdu Co Ltd A Shares (China)	3,376,329	9,281,318
China Construction Bank Corp H Shares	124,102,343	134,466,569
China Merchants Bank Co Ltd A Shares (China)	142,991	803,264
China Merchants Bank Co Ltd H Shares	2,731,770	16,418,019
China Minsheng Banking Corp Ltd H Shares	3,978,500	1,705,746
Industrial & Commercial Bank of China Ltd H Shares	17,796,096	15,078,166
Postal Savings Bank of China Co Ltd H Shares (e)(f)	5,385,000	3,449,412
		193,093,087
Capital Markets - 0.0%
China International Capital Corp Ltd H Shares (e)(f)	1,547,600	3,874,480
Huatai Securities Co Ltd H Shares (e)(f)	344,000	695,734
Industrial Securities Co Ltd A Shares (China)	1,022,700	869,097
		5,439,311
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	3,233	51,987
Insurance - 1.1%
China Life Insurance Co Ltd H Shares	18,638,629	68,685,782
China Pacific Insurance Group Co Ltd H Shares	2,714,261	10,882,119
China Taiping Insurance Holdings Co Ltd	2,398,634	6,081,596
New China Life Insurance Co Ltd H Shares	689,600	4,264,188
People's Insurance Co Group of China Ltd/The H Shares	3,619,587	2,392,459
PICC Property & Casualty Co Ltd H Shares	12,329,766	22,891,462
Ping An Insurance Group Co of China Ltd H Shares	8,803,773	67,429,330
Sunshine Insurance Group Co Ltd H Shares	901,500	407,215
		183,034,151
TOTAL FINANCIALS		381,618,536
Health Care - 0.9%
Biotechnology - 0.1%
Chengdu Kanghua Biological Products Co Ltd A Shares (China)	31,300	220,840
HBM Holdings Ltd (c)(e)(f)	367,000	547,440
InnoCare Pharma Ltd A Shares (China) (c)	259,646	938,237
Innovent Biologics Inc (c)(e)(f)	1,538,328	16,361,015
Remegen Co Ltd H Shares (c)(e)(f)	103,500	1,091,538
Sino Biological Inc A Shares (China)	26,800	250,523
Zai Lab Ltd ADR (c)(d)	192,500	3,405,325
		22,814,918
Health Care Equipment & Supplies - 0.1%
APT Medical Inc A Shares (China)	252,759	7,679,989
Assure Tech Hangzhou Co Ltd A Shares (China)	28,686	145,163
Edan Instruments Inc A Shares (China)	741,400	1,479,239
Shandong Weigao Group Medical Polymer Co Ltd H Shares	485,600	208,197
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	24,100	540,787
Tofflon Science & Technology Group Co Ltd A Shares (China)	69,400	120,824
		10,174,199
Health Care Providers & Services - 0.0%
Chaoju Eye Care Holdings Ltd	47,000	15,472
Hygeia Healthcare Holdings Co Ltd (c)(e)(f)	216,800	266,958
Jointown Pharmaceutical Group Co Ltd A Shares (China)	3,468,800	2,460,778
Sinopharm Group Co Ltd H Shares	216,000	466,348
		3,209,556
Health Care Technology - 0.0%
Medlive Technology Co Ltd (e)(f)	412,000	390,609
Life Sciences Tools & Services - 0.3%
GemPharmatech Co Ltd (China)	185,384	531,254
Hangzhou Bio-Sincerity Pharma-Tech Co Ltd A Shares (China) (c)(g)	100,100	955,693
Wuxi Apptec Co Ltd H Shares (e)(f)	3,066,188	50,979,890
Wuxi Biologics Cayman Inc (c)(e)(f)	608,500	2,588,701
		55,055,538
Pharmaceuticals - 0.4%
Chengdu Easton Bio Pharmaceutical Co Ltd A Shares (China)	22,539	176,814
China Resources Pharmaceutical Group Ltd (e)(f)	2,160,000	1,287,142
Consun Pharmaceutical Group Ltd	2,005,000	3,627,825
Hansoh Pharmaceutical Group Co Ltd (e)(f)	8,974,581	36,004,138
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares	2,997,660	22,235,737
Pulike Biological Engineering Inc A Shares (China)	62,200	97,626
Shijiazhuang Yiling Pharmaceutical Co Ltd A Shares (China)	131,800	315,950
Shouyao Holdings Beijing Co Ltd A Shares (China) (c)	16,354	88,413
Tibet Weixinkang Medicine Co Ltd A Shares (China)	72,900	99,445
Yabao Pharmaceutical Group Co Ltd A Shares (China)	683,000	641,992
Zhejiang Jingxin Pharmaceutical Co Ltd A Shares (China) (c)	422,600	839,423
		65,414,505
TOTAL HEALTH CARE		157,059,325
Industrials - 2.8%
Air Freight & Logistics - 0.0%
JD Logistics Inc (c)(e)(f)	1,204,900	1,981,799
YTO Express Group Co Ltd A Shares (China)	200,600	555,884
ZTO Express Cayman Inc A Shares	51,500	1,134,142
		3,671,825
Building Products - 0.0%
Guangdong Dongpeng Holdings Co Ltd A Shares (China) (c)	144,100	112,447
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	854,000	580,819
Zhefu Holding Group Co Ltd A Shares (China)	2,172,300	1,653,404
		2,234,223
Construction & Engineering - 0.0%
Changjiang & Jinggong Steel Building Group Co Ltd A Shares (China)	954,300	569,794
China Haisum Engineering Co Ltd A Shares (China)	115,100	152,927
China Railway Group Ltd H Shares	1,005,000	450,121
Jangho Group Co Ltd A Shares (China)	453,900	603,076
L&K Engineering Suzhou Co Ltd A Shares (China)	297,200	6,641,292
		8,417,210
Electrical Equipment - 1.6%
CNGR Advanced Material Co Ltd H Shares	58,600	247,952
Contemporary Amperex Technology Co Ltd A Shares	946,112	59,287,122
Contemporary Amperex Technology Co Ltd A Shares (China)	1,740,212	109,048,570
Contemporary Amperex Technology Co Ltd H Shares	2,100	198,438
Guangzhou Haoyang Electronic Co Ltd A Shares (China)	96,503	502,892
Harbin Electric Co Ltd H Shares	1,274,000	3,187,886
Huaming Power Equipment Co Ltd A Shares (China)	1,064,115	3,502,360
Hubei Wanrun New Energy Technology Co Ltd A Shares (China) (c)	70,846	1,400,952
Kunshan GuoLi Electronic Technology Co Ltd A Shares (China)	20,131	189,342
Ningbo Deye Technology Corp A Shares (China)	1,533,134	26,202,345
Sieyuan Electric Co Ltd A Shares (China)	1,711,141	51,122,432
SolaX Power Network Technology Zhejiang Co Ltd A Shares (China)	42,895	660,708
		255,550,999
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	572,167	5,046,513
Industrial Conglomerates - 0.0%
CITIC Ltd	2,748,000	4,614,539
Machinery - 1.1%
Airtac International Group	503,000	22,416,757
China International Marine Containers Group Co Ltd H Shares (c)	49,100	61,587
Guangdong Dtech Technology Co Ltd (China)	25,700	1,332,127
Guangdong Lyric Robot Automation Co Ltd A Shares (China) (c)	120,771	1,022,749
Neway Valve Suzhou Co Ltd A Shares (China)	961,600	8,164,629
Qingdao Hiron Commercial Cold Chain Co Ltd A Shares (China)	129,900	249,385
Riyue Heavy Industry Co Ltd A Shares (China)	185,800	323,751
Sany Heavy Equipment International Holdings Co Ltd	330,000	324,235
Sany Heavy Industry Co Ltd A Shares (China)	8,104,600	21,488,494
Sany Heavy Industry Co Ltd H Shares (c)	58,200	144,072
SBT Ultrasonic Technology Co Ltd A Shares (China)	13,758	317,036
Shenzhen Inovance Technology Co Ltd A Shares (China)	5,977,804	65,341,717
Sinotruk Hong Kong Ltd	1,290,072	6,133,558
UBTech Robotics Corp Ltd H Shares (c)	197,539	2,576,081
Weichai Power Co Ltd H Shares	6,228,026	33,091,529
Yutong Bus Co Ltd A Shares (China)	965,000	4,606,614
Zhuzhou CRRC Times Electric Co Ltd H Shares	439,700	2,272,308
Zhuzhou Huarui Precision Cutting Tools Co Ltd A Shares (China)	8,958	186,541
		170,053,170
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	3,024,800	5,469,180
Passenger Airlines - 0.0%
Spring Airlines Co Ltd A Shares (China)	43,700	316,468
Professional Services - 0.1%
Kanzhun Ltd ADR	1,059,321	14,374,986
TOTAL INDUSTRIALS		469,861,560
Information Technology - 1.3%
Communications Equipment - 0.1%
Zhongji Innolight Co Ltd A Shares (China)	106,396	18,258,678
Electronic Equipment, Instruments & Components - 0.5%
BOE Technology Group Co Ltd A Shares (China)	24,632,400	18,602,854
Dongguan Tarry Electronics Co Ltd A Shares (China)	12,600	165,734
Foxconn Industrial Internet Co Ltd A Shares	1,045,700	11,343,710
OPT Machine Vision Tech Co Ltd A Shares (China)	8,998	198,797
Raytron Technology Co Ltd A Shares (China)	20,255	382,574
Shenzhen TXD Technology Co Ltd A Shares (China) (c)	151,700	338,095
Tianma Microelectronics Co Ltd A Shares (China) (c)	678,800	764,449
Victory Giant Technology Huizhou Co Ltd H Shares	308,800	16,785,821
WUS Printed Circuit Kunshan Co Ltd A Shares	1,682,000	32,823,394
		81,405,428
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	239,909	10,554,755
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	171,500	7,204,204
InnoScience Suzhou Technology Holding Co Ltd H Shares (c)	62,900	570,256
Montage Technology Co Ltd A Shares	858,723	32,108,911
Montage Technology Co Ltd A Shares (China)	584,920	21,871,016
NAURA Technology Group Co Ltd A Shares (China)	111,395	10,369,757
Xinyi Solar Holdings Ltd	1,754,000	597,581
Yuanjie Semiconductor Technology Co Ltd A Shares (China)	14,027	2,348,368
		85,624,848
Software - 0.1%
AInnovation Technology Group Co Ltd H Shares (c)(e)(f)	79,200	44,061
Beijing Join-Cheer Software Co Ltd A Shares (China) (c)	361,800	355,584
Fujian Fuxin Software Development JSC Ltd A Shares (China)	50,518	526,291
Kingdee International Software Group Co Ltd (c)	608,000	564,019
Knowledge Atlas Technology JSC Ltd H Shares	23,700	4,823,527
Pinming Technology Co Ltd A Shares (China)	9,180	104,469
Pony AI Inc ADR (c)(d)	494,900	4,963,847
Shenzhen Sea Star Technology Co Ltd A Shares (China)	106,500	133,632
		11,515,430
Technology Hardware, Storage & Peripherals - 0.1%
Lenovo Group Ltd	4,770,000	14,617,965
Shenzhen Transsion Holdings Co Ltd A Shares (China)	56,432	502,081
Xiaomi Corp B Shares (c)(e)(f)	2,528,487	9,055,708
		24,175,754
TOTAL INFORMATION TECHNOLOGY		220,980,138
Materials - 1.3%
Chemicals - 0.1%
Anhui Huilong Agricultural Means of Production Co Ltd A Shares (China)	311,200	237,783
Asia - Potash International Investment Guangzhou Co Ltd A Shares (China) (c)	436,899	2,860,466
Ganfeng Lithium Group Co Ltd H Shares (e)(f)	352,781	2,883,235
Lianhe Chemical Technology Co Ltd A Shares (China)	137,600	289,791
Sunresin New Materials Co Ltd A Shares	919,793	8,154,943
Tianqi Lithium Corp A Shares (China) (c)	179,794	1,670,859
Tianqi Lithium Corp H Shares (c)	297,198	1,861,256
Tongkun Group Co Ltd A Shares (China)	139,700	393,937
Zangge Mining Co Ltd A Shares (China)	325,000	3,707,149
Zanyu Technology Group Co Ltd A Shares (China)	267,300	428,628
		22,488,047
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	2,006,863	4,873,177
Asia Cement China Holdings Corp (c)	23,814	6,168
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	148,900	299,946
		5,179,291
Metals & Mining - 1.2%
Aluminum Corp of China Ltd A Shares (China)	19,536,300	32,973,146
Aluminum Corp of China Ltd H Shares	1,828,000	2,542,485
China Hongqiao Group Ltd	2,389,000	8,541,615
Chuangxin Industries Holdings Ltd H Shares	1,701,218	4,039,820
CMOC Group Ltd H Shares	3,243,000	7,552,061
JCHX Mining Management Co Ltd A Shares (China)	833,600	9,138,954
MMG Ltd (c)	19,130,491	21,505,905
Yunnan Aluminium Co Ltd A Shares (China)	207,300	872,858
Zijin Mining Group Co Ltd A Shares (China)	9,763,722	43,925,025
Zijin Mining Group Co Ltd H Shares	13,856,001	57,956,554
		189,048,423
Paper & Forest Products - 0.0%
Lee & Man Paper Manufacturing Ltd	728,000	281,468
TOTAL MATERIALS		216,997,229
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
China Overseas Land & Investment Ltd	1,079,000	2,150,593
Longfor Group Holdings Ltd (e)(f)	746,500	747,748
TOTAL REAL ESTATE		2,898,341
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
China Longyuan Power Group Corp Ltd H Shares	690,000	596,065
Jointo Energy Investment Co Ltd Hebei A Shares (China)	237,100	439,771
TOTAL UTILITIES		1,035,836
TOTAL CHINA		2,485,170,391
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA ADR	16,151	1,107,797
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp (c)	400,062	7,248,793
TOTAL COLOMBIA		8,356,590
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (c)(d)	214,457	1,899,336
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC	59,437	3,724,486
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	24,560	1,165,994
Moneta Money Bank AS (e)(f)	23,705	211,304
TOTAL FINANCIALS		1,377,298
Industrials - 0.0%
Aerospace & Defense - 0.0%
CSG NV	149,792	3,140,720
TOTAL CZECH REPUBLIC		4,518,018
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	579,210	1,475,200
FRANCE - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	73,800	17,035,295
GEORGIA - 0.0%
Financials - 0.0%
Banks - 0.0%
TBC Bank Group PLC	96,884	5,873,925
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (c)	72,600	6,965,970
GREECE - 0.7%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
StealthGas Inc (c)	9,173	84,208
Financials - 0.7%
Banks - 0.7%
Eurobank SA	10,589,276	49,294,164
National Bank of Greece SA	3,466,643	59,944,776
Optima bank SA	757,987	9,406,995
Piraeus Bank SA	488,617	5,214,794
TOTAL FINANCIALS		123,860,729
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp	2,383	298,375
Star Bulk Carriers Corp (d)	50,116	1,365,661
TOTAL INDUSTRIALS		1,664,036
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	68,730	1,728,393
TOTAL GREECE		127,337,366
HONG KONG - 0.5%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Skyworth Group Ltd (c)	2,109,457	1,523,501
Financials - 0.4%
Capital Markets - 0.0%
Hong Kong Exchanges & Clearing Ltd	84,600	4,319,673
Insurance - 0.4%
AIA Group Ltd	4,458,272	46,790,552
TOTAL FINANCIALS		51,110,225
Industrials - 0.0%
Electrical Equipment - 0.0%
China High Speed Transmission Equipment Group Co Ltd (c)(g)	378	94
Machinery - 0.0%
Techtronic Industries Co Ltd	298,500	4,429,755
TOTAL INDUSTRIALS		4,429,849
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (c)	173,000	626,049
Materials - 0.1%
Metals & Mining - 0.1%
Zijin Gold International Co Ltd	1,145,000	18,949,648
Real Estate - 0.0%
Retail REITs - 0.0%
Link REIT	118,000	608,001
TOTAL HONG KONG		77,247,273
HUNGARY - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Magyar Telekom Telecommunications PLC	34,944	302,876
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	191,651	2,434,215
Financials - 0.6%
Banks - 0.6%
OTP Bank Nyrt	711,609	97,489,455
Health Care - 0.3%
Pharmaceuticals - 0.3%
Richter Gedeon Nyrt	1,098,318	46,476,061
TOTAL HUNGARY		146,702,607
INDIA - 4.7%
Communication Services - 0.3%
Media - 0.0%
Affle 3i Ltd (c)	71,483	1,100,722
Jagran Prakashan Ltd (c)	30,888	24,360
TV Today Network Ltd	14,385	17,486
		1,142,568
Wireless Telecommunication Services - 0.3%
Bharti Airtel Ltd	2,555,257	49,190,244
TOTAL COMMUNICATION SERVICES		50,332,812
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
FIEM Industries Ltd	3,461	81,707
Automobiles - 0.3%
Bajaj Auto Ltd	29,423	3,239,286
Eicher Motors Ltd	57,393	4,335,434
Hero MotoCorp Ltd	38,513	1,987,467
Mahindra & Mahindra Ltd	1,092,351	35,015,938
Tata Motors Passenger Vehicles Limited	344,594	1,428,645
		46,006,770
Broadline Retail - 0.0%
Meesho	2,732,056	5,270,875
Hotels, Restaurants & Leisure - 0.1%
EIH Associated Hotels	582	1,925
Eternal Ltd (c)	3,637,700	9,594,094
MakeMyTrip Ltd (c)(d)	249,408	11,657,330
		21,253,349
Textiles, Apparel & Luxury Goods - 0.0%
Arvind Ltd	18,400	91,671
Kewal Kiran Clothing Ltd	9,162	41,900
Sutlej Textiles and Industries Ltd (c)	5,153	1,930
		135,501
TOTAL CONSUMER DISCRETIONARY		72,748,202
Consumer Staples - 0.1%
Beverages - 0.1%
Varun Beverages Ltd	1,354,908	7,529,643
Food Products - 0.0%
Bombay Burmah Trading Co	840	13,276
Marico Ltd	36,622	316,728
Nestle India Ltd	81,222	1,215,210
Tata Consumer Products Ltd	23,689	293,812
		1,839,026
Personal Care Products - 0.0%
Emami Ltd	30,144	126,623
TOTAL CONSUMER STAPLES		9,495,292
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bharat Petroleum Corp Ltd	963,193	3,022,080
Chennai Petroleum Corp Ltd	35,692	397,529
Coal India Ltd	5,758,851	27,754,740
Indian Oil Corp Ltd	1,925,476	2,842,109
Oil & Natural Gas Corp Ltd	3,763,900	10,514,041
Oil India Ltd	343,018	1,719,061
Petronet LNG Ltd	455,235	1,298,721
Reliance Industries Ltd	2,319,464	32,254,246
Reliance Industries Ltd GDR (e)	233,700	13,063,830
TOTAL ENERGY		92,866,357
Financials - 1.7%
Banks - 1.3%
Axis Bank Ltd	2,087,414	28,267,202
Bank of Baroda	606,836	1,714,930
Bank of India	1,937,691	2,853,409
Canara Bank	4,220,647	5,810,553
Federal Bank Ltd	93,194	283,427
HDFC Bank Ltd/Gandhinagar	9,691,577	75,948,465
ICICI Bank Ltd	3,905,029	51,616,110
Indian Bank	28,114	246,489
IndusInd Bank Ltd (c)	36,755	353,720
Karur Vysya Bank Ltd/The	1,183,330	3,596,322
Kotak Mahindra Bank Ltd	1,663,200	6,725,623
Punjab National Bank	211,848	236,463
South Indian Bank Ltd/The	5,639,533	2,458,578
State Bank of India	3,146,411	31,937,678
		212,048,969
Capital Markets - 0.1%
360 ONE WAM Ltd	891,700	10,366,095
Aditya Birla Sun Life Asset Management Co Ltd	23,059	258,234
BSE Ltd (c)	86,950	3,794,373
HDFC Asset Management Co Ltd (e)(f)	158,718	4,467,525
Multi Commodity Exchange of India Ltd	51,699	1,608,159
Nahar Capital and Financial Services Ltd	1,596	4,278
SMC Global Securities Ltd	122,496	79,305
VLS Finance Ltd	20,450	49,340
		20,627,309
Consumer Finance - 0.2%
Bajaj Finance Ltd	3,007,913	28,754,205
Five-Star Business Finance Ltd	319,843	1,498,559
Muthoot Finance Ltd	98,496	3,465,554
Repco Home Finance Ltd	4,232	17,104
		33,735,422
Financial Services - 0.0%
IIFL Finance Ltd	371,223	1,824,271
LIC Housing Finance Ltd	171,327	961,404
PNB Housing Finance Ltd (e)(f)	138,438	1,501,530
Power Finance Corp Ltd	265,675	1,198,488
PTC India Financial Services Ltd (c)	109,546	35,385
REC Ltd	291,822	1,037,088
		6,558,166
Insurance - 0.1%
PB Fintech Ltd (c)	888,202	15,915,839
SBI Life Insurance Co Ltd (e)(f)	307,300	5,919,269
		21,835,108
TOTAL FINANCIALS		294,804,974
Health Care - 0.3%
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	97,772	8,414,196
Max Healthcare Institute Ltd	758,016	7,699,834
Narayana Hrudayalaya Ltd (f)	72,823	1,451,707
		17,565,737
Pharmaceuticals - 0.2%
Alembic Pharmaceuticals Ltd	15,281	118,391
Alkem Laboratories Ltd	41,653	2,410,359
Aurobindo Pharma Ltd	211,190	3,170,629
Dr Reddy's Laboratories Ltd	48,117	663,047
Glenmark Pharmaceuticals Ltd	139,509	3,340,375
Lupin Ltd	461,211	11,008,191
Natco Pharma Ltd	192,885	2,062,434
Sun Pharmaceutical Industries Ltd	74,472	1,410,273
Venus Remedies Ltd (c)	3,967	53,447
Zydus Lifesciences Ltd	67,890	770,077
		25,007,223
TOTAL HEALTH CARE		42,572,960
Industrials - 0.5%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	1,402,600	6,063,761
Hindustan Aeronautics Ltd (f)	83,500	3,782,416
		9,846,177
Air Freight & Logistics - 0.0%
Transport Corp of India Ltd	9,803	94,893
Construction & Engineering - 0.4%
Larsen & Toubro Ltd	1,484,675	63,701,481
Electrical Equipment - 0.0%
Bharat Heavy Electricals Ltd	693,891	3,043,670
GE Vernova T&D India Ltd	15,458	837,670
		3,881,340
Industrial Conglomerates - 0.0%
Nava Ltd	261,705	1,632,316
Machinery - 0.0%
Ashok Leyland Ltd	3,050,857	4,991,319
Cummins India Ltd	19,850	1,228,690
NRB Bearings Ltd	41,260	160,680
Tata Motors Ltd /new (c)	142,665	569,849
		6,950,538
Professional Services - 0.0%
Computer Age Management Services Ltd	547,900	4,564,392
eClerx Services Ltd	4,462	70,811
		4,635,203
Transportation Infrastructure - 0.0%
Gujarat Pipavav Port Ltd	1,059,090	1,754,003
TOTAL INDUSTRIALS		92,495,951
Information Technology - 0.2%
Communications Equipment - 0.0%
Sterlite Technologies Ltd (c)	318,617	1,797,984
IT Services - 0.2%
HCL Technologies Ltd	267,301	3,330,501
Infosys Ltd	154,161	1,883,649
Infosys Ltd ADR (d)	501,580	6,344,988
Tata Consultancy Services Ltd	354,701	8,433,156
Tech Mahindra Ltd	256,159	4,000,782
		23,993,076
Software - 0.0%
Nucleus Software Exports Ltd	26,676	214,495
Oracle Financial Services Software Ltd	6,343	665,211
Tata Elxsi Ltd	3,541	159,715
		1,039,421
TOTAL INFORMATION TECHNOLOGY		26,830,481
Materials - 0.5%
Chemicals - 0.0%
Andhra Sugars Ltd/The	48,522	45,672
Chambal Fertilisers and Chemicals Ltd	335,897	1,648,904
GHCL Ltd	19,449	92,967
Mayur Uniquoters Ltd	8,046	63,891
Navin Fluorine International Ltd	25,487	1,912,397
Solar Industries India Ltd	10,509	2,018,290
Tamilnadu Petroproducts Ltd	4,975	4,665
UPL Ltd	218,257	1,481,235
		7,268,021
Construction Materials - 0.1%
JK Cement Ltd	256,152	13,941,290
NCL Industries Ltd	10,163	19,631
		13,960,921
Metals & Mining - 0.4%
Hindalco Industries Ltd	3,543,539	42,021,950
Hindustan Zinc Ltd	682,478	4,546,621
National Aluminium Co Ltd	1,552,837	6,937,183
Tata Steel Ltd	2,681,912	5,871,922
Vedanta Aluminium Metal Ltd (g)	1,057,660	1,347,261
Vedanta Iron and Steel Ltd (g)	1,057,660	1,347,261
Vedanta Ltd	1,057,660	3,925,175
		65,997,373
Paper & Forest Products - 0.0%
Seshasayee Paper & Boards Ltd	6,039	14,864
TOTAL MATERIALS		87,241,179
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Malco Energy Ltd (g)	1,057,660	1,347,261
NTPC Ltd	5,844,413	23,799,637
PTC India Ltd	678,368	1,307,684
Talwandi Sabo Power Ltd (g)	1,057,660	1,347,261
TOTAL UTILITIES		27,801,843
TOTAL INDIA		797,190,051
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	30,940,205	5,208,828
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	2,420,300	292,549
TOTAL COMMUNICATION SERVICES		5,501,377
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Gajah Tunggal Tbk PT	2,163,273	147,083
Broadline Retail - 0.0%
MDS Retailing Tbk PT	426,800	38,214
Specialty Retail - 0.0%
Aspirasi Hidup Indonesia Tbk PT	2,385,300	46,451
Textiles, Apparel & Luxury Goods - 0.0%
Hartadinata Abadi PT	358,700	49,981
TOTAL CONSUMER DISCRETIONARY		281,729
Consumer Staples - 0.0%
Food Products - 0.0%
Astra Agro Lestari Tbk PT	61,551	22,302
Charoen Pokphand Indonesia Tbk PT	96,900	23,154
Dharma Satya Nusantara Tbk PT	7,610,237	506,781
Eagle High Plantations Tbk PT (c)	5,369,800	24,941
Indofood CBP Sukses Makmur Tbk PT	4,236,600	1,683,260
Indofood Sukses Makmur Tbk PT	10,129,000	3,925,201
Japfa Comfeed Indonesia Tbk PT	3,740,300	512,800
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	466,264	33,659
Triputra Agro Persada PT	482,597	41,049
Ultrajaya Milk Industry & Trading Co Tbk PT	694,200	59,048
		6,832,195
Household Products - 0.0%
Unilever Indonesia Tbk PT	2,293,100	219,429
Personal Care Products - 0.0%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,051,900	44,092
Tobacco - 0.0%
Gudang Garam Tbk PT	375,500	357,219
Hanjaya Mandala Sampoerna Tbk PT	4,177,965	162,489
		519,708
TOTAL CONSUMER STAPLES		7,615,424
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adaro Andalan Indonesia PT	3,238,900	1,522,482
Alamtri Resources Indonesia Tbk PT	14,157,314	1,822,151
Baramulti Suksessarana Tbk PT	28,475	6,310
United Tractors Tbk PT	1,114,700	1,430,022
TOTAL ENERGY		4,780,965
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	159,084,765	50,834,533
Bank Danamon Indonesia Tbk PT	355,601	92,731
TOTAL FINANCIALS		50,927,264
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	4,360,546	187,891
Industrials - 0.0%
Building Products - 0.0%
Mulia Industrindo PT	2,635,828	36,580
Commercial Services & Supplies - 0.0%
Jasuindo Tiga Perkasa Tbk	5,821,200	210,110
Ground Transportation - 0.0%
Adi Sarana Armada Tbk PT	1,084,700	38,848
Industrial Conglomerates - 0.0%
Astra International Tbk PT	9,272,200	2,594,348
TOTAL INDUSTRIALS		2,879,886
Materials - 0.0%
Construction Materials - 0.0%
Semen Indonesia Persero Tbk PT	172,800	16,342
Metals & Mining - 0.0%
Aneka Tambang Tbk	11,749,200	1,906,697
Timah Tbk PT	2,280,000	409,558
		2,316,255
TOTAL MATERIALS		2,332,597
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Agung Podomoro Land Tbk PT (c)	5,541,900	46,208
Puradelta Lestari Tbk PT (c)(f)	5,845,000	51,026
TOTAL REAL ESTATE		97,234
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	3,864,500	394,668
TOTAL INDONESIA		74,999,035
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA (d)	35,000	3,367,164
JAPAN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Komatsu Ltd	662,400	27,050,898
KAZAKHSTAN - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAC Kazatomprom JSC GDR (f)	92,710	6,702,933
Financials - 0.2%
Consumer Finance - 0.2%
Kaspi.KZ JSC ADR	218,289	19,733,326
TOTAL KAZAKHSTAN		26,436,259
KOREA (SOUTH) - 14.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
KT Corp	168,456	5,914,408
LG Uplus Corp	394,404	4,216,282
		10,130,690
Entertainment - 0.0%
Com2uSCorp	2,100	36,952
DoubleDown Interactive Co Ltd ADR (c)	2,346	27,448
Gravity Co Ltd ADR (c)	279	17,947
HYBE Co Ltd	41,014	5,980,104
Mgame Corp	27,821	87,307
NC Corp	1,947	373,567
		6,523,325
Interactive Media & Services - 0.1%
Kakao Corp	6,265	174,183
SOOP Co Ltd	720	24,050
Webtoon Entertainment Inc (c)(d)	821,363	10,094,552
		10,292,785
TOTAL COMMUNICATION SERVICES		26,946,800
Consumer Discretionary - 0.8%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	58,856	2,605,680
Hwaseung Corp Co Ltd	16,758	29,043
Hyundai Mobis Co Ltd	69,423	35,336,094
Korea Fuel-Tech Corp	22,654	102,997
PHA Co Ltd	10,325	85,879
Seoyon Co Ltd	23,376	136,955
SJG Sejong	64,835	320,125
Yoosung Enterprise Co Ltd (c)	12,624	14,859
		38,631,632
Automobiles - 0.5%
Hyundai Motor Co	58,108	27,843,778
Kia Corp	480,481	53,880,363
		81,724,141
Broadline Retail - 0.0%
SAVEZONE I&C CORP	11,337	19,535
Shinsegae Inc	4,816	1,643,795
		1,663,330
Diversified Consumer Services - 0.0%
Multicampus CO Ltd	955	15,950
Hotels, Restaurants & Leisure - 0.0%
DoubleUGames Co Ltd	4,925	223,263
Household Durables - 0.1%
LG Electronics Inc	71,287	13,843,053
Specialty Retail - 0.0%
LOTTE Himart Co Ltd	3,717	16,727
Textiles, Apparel & Luxury Goods - 0.0%
F&F Holdings Co Ltd	2,557	29,944
Youngone Corp	27,685	1,458,699
		1,488,643
TOTAL CONSUMER DISCRETIONARY		137,606,739
Consumer Staples - 0.2%
Food Products - 0.0%
Easy Bio Inc	7,415	31,304
Maeil Dairies Co Ltd	1,869	42,363
Sunjin Co Ltd	6,899	45,358
		119,025
Personal Care Products - 0.2%
APR Corp/Korea	130,312	34,157,402
Tobacco - 0.0%
KT&G Corp	57,719	7,065,447
TOTAL CONSUMER STAPLES		41,341,874
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	23,866	4,389,313
Financials - 0.9%
Banks - 0.6%
BNK Financial Group Inc	60,117	670,158
Hana Financial Group Inc	428,804	32,710,568
KB Financial Group Inc	297,957	29,814,735
Shinhan Financial Group Co Ltd	460,734	28,623,559
Woori Financial Group Inc	934,855	18,465,735
		110,284,755
Capital Markets - 0.1%
KIWOOM Securities Co Ltd	9,850	2,418,680
Korea Investment Holdings Co Ltd	58,526	9,212,264
Mirae Asset Securities Co Ltd	12	488
Samsung Securities Co Ltd	43,290	3,437,149
		15,068,581
Insurance - 0.2%
DB Insurance Co Ltd	20,266	1,922,036
Samsung Fire & Marine Insurance Co Ltd	57,329	21,619,248
Seoul Guarantee Insurance Co	127,478	3,687,851
		27,229,135
TOTAL FINANCIALS		152,582,471
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
InBody Co Ltd	3,615	109,851
Rayence Co Ltd	12,372	56,249
Vieworks Co Ltd	3,241	59,929
		226,029
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (c)(e)(f)	25,169	22,736,088
TOTAL HEALTH CARE		22,962,117
Industrials - 1.5%
Aerospace & Defense - 0.4%
Hanwha Aerospace Co Ltd	50,238	39,055,688
Korea Aerospace Industries Ltd	268,090	29,903,269
		68,958,957
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	19,637	3,156,028
Commercial Services & Supplies - 0.1%
HD Hyundai Marine Solution Co Ltd	65,772	9,764,342
Construction & Engineering - 0.0%
Dongbu Corp	7,637	35,127
Hanshin Construction Co Ltd/Korea	8,253	63,722
KUMHO E&C Co Ltd	7,537	20,330
Samsung E&A Co Ltd	85,428	2,995,090
Sebo Manufacturing Engineer Corp	1,945	29,133
		3,143,402
Electrical Equipment - 0.1%
CS Wind Corp	5,826	183,408
Dongyang E&P Inc	21,665	318,761
HD Hyundai Electric Co Ltd	11,534	8,049,377
Hyosung Heavy Industries Corp	2,975	7,265,716
LS Electric Co Ltd	30,999	4,961,566
mPlus Corp	6,128	60,921
Novatech Co Ltd/Korea	1,615	17,596
WONIK PNE Co Ltd (c)	22,664	38,227
		20,895,572
Industrial Conglomerates - 0.8%
AK Holdings Inc (c)	1,601	7,682
CJ Corp	16,704	1,790,129
GS Holdings Corp	33,491	1,609,237
Hanwha Corp	48,279	4,278,028
Samsung C&T Corp	111,336	31,913,590
SK Square Co Ltd	94,951	77,591,931
		117,190,597
Machinery - 0.1%
HD Construction Equipment Co Ltd	4,712	473,121
HD Hyundai Heavy Industries Co Ltd	34,410	15,872,592
HD Korea Shipbuilding & Offshore Engineering Co Ltd	13,478	3,778,503
Samsung Heavy Industries Co Ltd (c)	127,656	2,364,705
TK Corp	13,532	282,504
TYM Corp	61,690	287,834
		23,059,259
Trading Companies & Distributors - 0.0%
LX INTERNATIONAL CORP	52,094	1,448,350
TOTAL INDUSTRIALS		247,616,507
Information Technology - 11.0%
Communications Equipment - 0.0%
KAON Group Co Ltd	5,207	24,088
Electronic Equipment, Instruments & Components - 0.4%
Avatec Co Ltd	2,809	29,227
BH Co Ltd	14,238	289,223
Jahwa Electronics Co Ltd (c)	8,709	228,858
LG Innotek Co Ltd	17,604	17,010,725
Samsung Electro-Mechanics Co Ltd	46,150	65,056,865
Segyung Hitech Co Ltd	46,224	120,397
		82,735,295
Semiconductors & Semiconductor Equipment - 4.4%
DIT Corp	8,337	117,691
Eugene Technology Co Ltd	13,583	1,116,275
Fadu Inc (c)	5,987	444,804
GigaVis Co Ltd	4,120	386,101
HPSP Co Ltd	6,743	217,415
ISC Co Ltd	8,987	1,206,129
NEPES Corp (c)	3,272	73,622
Protec Co Ltd	918	47,638
PSK Holdings Inc	1,794	126,746
PSK Inc	11,680	762,488
SK Hynix Inc	476,951	737,466,735
Tokai Carbon Korea Co Ltd	694	121,888
		742,087,532
Technology Hardware, Storage & Peripherals - 6.2%
Samsung Electronics Co Ltd	4,994,460	1,049,304,981
TOTAL INFORMATION TECHNOLOGY		1,874,151,896
Materials - 0.1%
Chemicals - 0.1%
ENF Technology Co Ltd	3,366	98,045
Han Kuk Carbon Co Ltd	71,078	1,519,214
Hansol Chemical Co Ltd	38,552	6,898,658
Purit Co Ltd	4,872	33,097
		8,549,014
Metals & Mining - 0.0%
KG Chemical Corp	20,798	65,749
TOTAL MATERIALS		8,614,763
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	135,551	3,516,947
TOTAL KOREA (SOUTH)		2,519,729,427
KUWAIT - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Kuwait Telecommunications Co	186,614	397,949
Mobile Telecommunications Co KSCP	1,909,607	3,689,646
National Mobile Telecommunications Co KSCC	1,531	9,349
TOTAL COMMUNICATION SERVICES		4,096,944
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Ali Alghanim Sons Automotive Co KSCC	262,431	852,159
Financials - 0.0%
Banks - 0.0%
National Bank of Kuwait SAKP	1,246,908	3,428,493
Capital Markets - 0.0%
Kuwait Investment Co SAK	683,641	417,474
TOTAL FINANCIALS		3,845,967
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Public Warehousing Co KSCC	338,975	145,666
Industrial Conglomerates - 0.0%
National Consumer Holding Co SAK (c)	128,222	41,843
Passenger Airlines - 0.0%
Jazeera Airways Co KSCP (c)	53,900	310,861
TOTAL INDUSTRIALS		498,370
Materials - 0.0%
Chemicals - 0.0%
Boubyan Petrochemicals Co KSCP	56,898	121,333
TOTAL KUWAIT		9,414,773
MALAYSIA - 0.2%
Communication Services - 0.0%
Media - 0.0%
Media Prima Bhd	235,000	18,965
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Padini Holdings Bhd	66,400	23,947
Petronas Dagangan Bhd	114,300	511,395
TOTAL CONSUMER DISCRETIONARY		535,342
Consumer Staples - 0.0%
Food Products - 0.0%
Genting Plantations Bhd	5,400	7,245
IOI Corp Bhd	1,263,300	1,271,265
Kuala Lumpur Kepong Bhd	66,600	341,315
Nestle Malaysia Bhd	18,900	433,770
SD Guthrie Bhd	1,853,600	2,716,121
Three-A Resources BHD	93,000	16,419
		4,786,135
Tobacco - 0.0%
British American Tobacco Malaysia Bhd	54,500	67,764
TOTAL CONSUMER STAPLES		4,853,899
Financials - 0.2%
Banks - 0.2%
AMMB Holdings Bhd	2,160,400	3,530,742
CIMB Group Holdings Bhd	12,011,749	22,660,248
Hong Leong Bank Bhd	237,700	1,251,747
Hong Leong Financial Group Bhd	42,634	197,632
RHB Bank Bhd	1,631,100	3,377,385
		31,017,754
Capital Markets - 0.0%
Kenanga Investment Bank Bhd	82,200	15,756
TOTAL FINANCIALS		31,033,510
Industrials - 0.0%
Construction & Engineering - 0.0%
Mitrajaya Holdings Bhd	179,300	28,263
Muhibbah Engineering M Bhd	213,800	27,230
Sunway Construction Group Bhd	195,800	369,872
		425,365
Industrial Conglomerates - 0.0%
Sime Darby Bhd	2,273,900	1,192,866
Professional Services - 0.0%
Zetrix Ai Bhd	8,033,800	1,631,074
Trading Companies & Distributors - 0.0%
Engtex Group Bhd	85,425	9,911
TOTAL INDUSTRIALS		3,259,216
Materials - 0.0%
Containers & Packaging - 0.0%
Thong Guan Industries Bhd	52,300	20,577
Metals & Mining - 0.0%
Ann Joo Resources Bhd (c)	500	69
Press Metal Aluminium Holdings Bhd	1,173,700	2,664,137
		2,664,206
TOTAL MATERIALS		2,684,783
TOTAL MALAYSIA		42,385,715
MEXICO - 1.5%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV ADR	1,414,100	35,889,858
America Movil SAB de CV Series B	4,351,217	5,516,511
TOTAL COMMUNICATION SERVICES		41,406,369
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
El Puerto de Liverpool SAB de CV Series C (d)	297,663	1,755,211
Consumer Staples - 0.6%
Beverages - 0.4%
Fomento Economico Mexicano SAB de CV ADR	374,047	44,522,815
Consumer Staples Distribution & Retail - 0.2%
BBB Foods Inc Class A (c)(d)	316,454	11,968,290
Grupo Comercial Chedraui SA de CV (d)	594,600	3,341,517
Wal-Mart de Mexico SAB de CV Series V	5,565,836	16,822,392
		32,132,199
Food Products - 0.0%
Gruma SAB de CV Series B	414,427	6,950,383
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	154,569	342,357
TOTAL CONSUMER STAPLES		83,947,754
Financials - 0.3%
Banks - 0.3%
Grupo Financiero Banorte SAB de CV	4,605,849	48,029,731
Consumer Finance - 0.0%
Gentera SAB de CV	743,400	1,839,526
TOTAL FINANCIALS		49,869,257
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Promotora y Operadora de Infraestructura SAB de CV	7,246	116,678
Materials - 0.3%
Construction Materials - 0.2%
Cemex SAB de CV ADR	3,086,121	40,397,324
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	850,593	10,560,168
Industrias Penoles SAB de CV	53,279	3,098,707
Southern Copper Corp	1,670	319,471
Ternium SA ADR	50,330	2,428,423
		16,406,769
TOTAL MATERIALS		56,804,093
Real Estate - 0.1%
Diversified REITs - 0.0%
Concentradora Fibra Danhos SA de CV	24,930	39,687
Fibra Uno Administracion SA de CV	1,886,233	3,263,944
		3,303,631
Industrial REITs - 0.1%
Prologis Property Mexico SA de CV (d)	1,719,294	8,266,733
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV ADR	87,184	3,047,081
TOTAL REAL ESTATE		14,617,445
TOTAL MEXICO		248,516,807
MONACO - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	10,311	158,583
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
BE Semiconductor Industries NV	21,400	7,098,897
NIGERIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Guaranty Trust Holding Co PLC	10,782,861	1,076,796
Guaranty Trust Holding Co PLC (United Kingdom) (d)	16,493,625	1,649,363

TOTAL NIGERIA		2,726,159
PANAMA - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Copa Holdings SA Class A (d)	19,880	2,840,653
PERU - 0.6%
Financials - 0.6%
Banks - 0.6%
Credicorp Ltd	291,539	99,890,008
Intercorp Financial Services Inc (United States) (f)	7,904	391,089
TOTAL FINANCIALS		100,281,097
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Ferreycorp Saa	32,934	35,693
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	206,140	7,604,505
TOTAL PERU		107,921,295
PHILIPPINES - 0.1%
Financials - 0.0%
Banks - 0.0%
BDO Unibank Inc	156,700	290,444
Industrials - 0.1%
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	1,390,416	16,996,508
Materials - 0.0%
Metals & Mining - 0.0%
OceanaGold Philippines Inc	93,500	53,236
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aboitiz Power Corp	56,300	39,327
TOTAL PHILIPPINES		17,379,515
POLAND - 0.7%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Allegro.eu SA (c)(e)(f)	864,855	8,290,255
Pepco Group NV (f)	75,679	700,919
		8,991,174
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	2,691	16,754,058
TOTAL CONSUMER DISCRETIONARY		25,745,232
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (c)(e)(f)	547,253	4,647,520
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	379,662	14,839,977
Financials - 0.4%
Banks - 0.3%
Bank Polska Kasa Opieki SA (c)	253,922	16,936,302
Powszechna Kasa Oszczednosci Bank Polski SA	1,354,756	38,475,182
		55,411,484
Capital Markets - 0.0%
XTB SA (e)(f)	44,769	1,279,344
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	531,899	9,444,901
TOTAL FINANCIALS		66,135,729
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	825	44,756
Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA (c)	23,186	2,234,691
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (c)	181,866	530,542
Tauron Polska Energia SA (c)	48,875	126,865
TOTAL UTILITIES		657,407
TOTAL POLAND		114,305,312
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	482,261	1,774,869
Wireless Telecommunication Services - 0.0%
Vodafone Qatar PQSC	352,878	261,194
TOTAL COMMUNICATION SERVICES		2,036,063
Financials - 0.0%
Banks - 0.0%
Commercial Bank PSQC/The	106,885	123,295
Doha Bank QPSC	674,336	485,426
Qatar National Bank QPSC	211,900	1,035,930
		1,644,651
Financial Services - 0.0%
Salam International Investment Ltd	159,347	34,530
TOTAL FINANCIALS		1,679,181
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Gulf Warehousing Co	41,478	24,698
Industrial Conglomerates - 0.0%
Qatar Industrial Manufacturing Co QSC	4,272	2,587
Marine Transportation - 0.0%
Qatar Navigation QSC	1,814	5,132
TOTAL INDUSTRIALS		32,417
Materials - 0.0%
Metals & Mining - 0.0%
Qatar Aluminum Manufacturing Co	663,071	311,776
TOTAL QATAR		4,059,437
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (c)(d)(g)	52,200	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (Russia) (c)(g)	1,235,592	12
LUKOIL PJSC (c)(g)	165,638	0
LUKOIL PJSC ADR (c)(g)	200,700	2
Rosneft Oil Co PJSC (c)(g)	634,013	0
TOTAL ENERGY		14
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(g)	2,908,251	0
Sberbank of Russia PJSC (Russia) (c)(g)	328,709	3
Sberbank of Russia PJSC ADR (c)(g)	1,288,149	14
TOTAL FINANCIALS		17
Materials - 0.0%
Chemicals - 0.0%
PhosAgro PJSC (c)(g)	18,583	0
PhosAgro PJSC GDR (c)(f)(g)	1	0
PhosAgro PJSC GDR cancellation restricted shares (c)(f)(g)	359	0
		0
Metals & Mining - 0.0%
Novolipetsk Steel PJSC (c)(g)	355,140	0
Novolipetsk Steel PJSC GDR (c)(f)(g)	56,576	1
Polyus PJSC (c)(g)	24,680	0
		1
TOTAL MATERIALS		1
TOTAL RUSSIA		32
SAUDI ARABIA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Saudi Telecom Co	341,745	4,010,673
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	450,728	7,639,050
TOTAL COMMUNICATION SERVICES		11,649,723
Consumer Staples - 0.0%
Food Products - 0.0%
Fourth Milling Co	48,553	53,565
Savola Group/The	16,293	124,697
		178,262
Personal Care Products - 0.0%
Al Majed for Oud Co	13,424	484,360
TOTAL CONSUMER STAPLES		662,622
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Saudi Arabian Oil Co (e)(f)(h)	6,024,767	44,793,210
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	2,930,459	52,008,892
Arab National Bank	1,243,862	7,027,094
Banque Saudi Fransi	587,814	2,996,558
Riyad Bank	1,330,172	7,138,961
Saudi Awwal Bank	46,033	418,549
Saudi National Bank/The	1,569,947	16,483,481
TOTAL FINANCIALS		86,073,535
Industrials - 0.0%
Construction & Engineering - 0.0%
Al Babtain Power & Telecommunication Co	33,106	571,675
Electrical Equipment - 0.0%
Electrical Industries Co	226,360	941,609
TOTAL INDUSTRIALS		1,513,284
Materials - 0.0%
Construction Materials - 0.0%
Arabian Cement Co/Saudi Arabia	42,338	257,349
Tabuk Cement Co	27,542	57,981
TOTAL MATERIALS		315,330
TOTAL SAUDI ARABIA		145,007,704
SINGAPORE - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
IGG Inc	421,000	178,351
SLOVENIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Nova Ljubljanska Banka dd GDR (f)	186,290	9,560,701
SOUTH AFRICA - 2.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Telkom SA SOC Ltd	171,526	657,119
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	2,493,909	33,344,402
TOTAL COMMUNICATION SERVICES		34,001,521
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Naspers Ltd Class N	916,393	48,135,737
Hotels, Restaurants & Leisure - 0.0%
Sun International Ltd/South Africa	8,658	26,041
Specialty Retail - 0.1%
Foschini Group Ltd	1,471,884	5,162,260
Lewis Group Ltd	7,250	39,391
Pepkor Holdings Ltd (e)(f)	10,263,658	13,716,526
Super Group Ltd/South Africa	70,708	73,128
		18,991,305
TOTAL CONSUMER DISCRETIONARY		67,153,083
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Shoprite Holdings Ltd	1,095,387	19,277,190
Food Products - 0.0%
Astral Foods Ltd	16,798	256,388
TOTAL CONSUMER STAPLES		19,533,578
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	137,006	1,816,016
Financials - 0.7%
Banks - 0.3%
Capitec Bank Holdings Ltd	138,584	38,119,018
Standard Bank Group Ltd	987,309	19,143,383
		57,262,401
Capital Markets - 0.0%
Alexander Forbes Group Holdings Ltd	888	447
Investec Ltd	105,016	900,101
		900,548
Financial Services - 0.4%
FirstRand Ltd	10,565,925	60,196,124
Insurance - 0.0%
Old Mutual Ltd	2,894,889	2,304,842
TOTAL FINANCIALS		120,663,915
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Life Healthcare Group Holdings Ltd	253,331	167,169
Materials - 0.6%
Chemicals - 0.2%
AECI Ltd	7,897	60,312
Omnia Holdings Ltd	11,344	70,953
Sasol Ltd (c)	2,180,630	27,175,792
		27,307,057
Metals & Mining - 0.4%
African Rainbow Minerals Ltd	8,564	111,571
Gold Fields Ltd	410,453	16,187,193
Gold Fields Ltd ADR (d)	281,616	11,225,214
Impala Platinum Holdings Ltd	1,531,410	21,823,307
Kumba Iron Ore Ltd (d)	40,021	800,445
Pan African Resources PLC	577,834	1,071,539
Pan African Resources PLC (South Africa)	871,268	1,602,295
Sibanye Stillwater Ltd	941,959	2,816,813
Sibanye Stillwater Ltd ADR (d)	89,832	1,071,696
Valterra Platinum Ltd	177,608	14,665,793
		71,375,866
TOTAL MATERIALS		98,682,923
TOTAL SOUTH AFRICA		342,018,205
SWEDEN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
VEF AB (c)	8,121,300	1,851,527
TAIWAN - 19.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Chunghwa Telecom Co Ltd	494,000	2,154,990
Entertainment - 0.0%
International Games System Co Ltd	99,000	2,376,202
TOTAL COMMUNICATION SERVICES		4,531,192
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Gourmet Master Co Ltd	44,000	85,720
Lion Travel Service Co Ltd	180,000	959,763
Wowprime Corp	56,685	420,437
		1,465,920
Household Durables - 0.0%
FY Group Ltd	11,000	11,537
Nien Made Enterprise Co Ltd	36,000	363,851
Shane Global Holding Inc	16,000	24,601
Ya Horng Electronic Co Ltd	13,000	20,112
		420,101
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	835,718	9,111,651
King Chou Marine Technology Co Ltd	16,000	23,429
Pou Chen Corp	202,000	163,650
		9,298,730
TOTAL CONSUMER DISCRETIONARY		11,184,751
Consumer Staples - 0.0%
Food Products - 0.0%
Uni-President Enterprises Corp	2,346,391	5,362,923
Personal Care Products - 0.0%
Shiny Brands Group Co Ltd	10,000	34,698
TOTAL CONSUMER STAPLES		5,397,621
Financials - 0.1%
Banks - 0.1%
CTBC Financial Holding Co Ltd	7,812,934	15,046,874
Financial Services - 0.0%
Chailease Holding Co Ltd	468,000	1,601,516
Yuanta Financial Holding Co Ltd	65,140	123,586
		1,725,102
Insurance - 0.0%
Cathay Financial Holding Co Ltd	792,000	2,160,641
KGI Financial Holding Co Ltd	3,996,000	2,862,100
		5,022,741
TOTAL FINANCIALS		21,794,717
Health Care - 0.0%
Pharmaceuticals - 0.0%
Cenra Inc	45,000	49,063
Sinphar Pharmaceutical Co Ltd	40,000	39,090
TOTAL HEALTH CARE		88,153
Industrials - 0.7%
Air Freight & Logistics - 0.0%
Dimerco Express Corp	145,558	375,317
Commercial Services & Supplies - 0.0%
L&K Engineering Co Ltd	178,000	4,442,351
Construction & Engineering - 0.0%
Kedge Construction Co Ltd	15,000	41,828
Electrical Equipment - 0.3%
Ablerex Electronics Co Ltd	56,000	119,972
Bizlink Holding Inc	580,054	38,499,160
		38,619,132
Machinery - 0.2%
Hiwin Technologies Corp	1,862,515	23,063,549
Kinik Co	638,000	14,582,161
Value Valves Co Ltd	6,000	15,757
		37,661,467
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	2,477,000	16,795,092
Wan Hai Lines Ltd	943,000	2,461,514
Yang Ming Marine Transport Corp	328,000	550,251
		19,806,857
Passenger Airlines - 0.1%
China Airlines Ltd	1,025,000	623,209
Eva Airways Corp	7,334,000	8,416,334
		9,039,543
TOTAL INDUSTRIALS		109,986,495
Information Technology - 18.1%
Communications Equipment - 0.3%
Accton Technology Corp	736,405	56,963,907
Sercomm Corp	127,000	350,509
Zyxel Group Corp	158,000	233,122
		57,547,538
Electronic Equipment, Instruments & Components - 3.7%
AVer Information Inc	16,000	19,456
Chroma ATE Inc	416,909	33,444,028
Chunghwa Precision Test Tech Co Ltd	4,000	399,822
Compeq Manufacturing Co Ltd	467,000	4,229,372
Delta Electronics Inc	2,756,726	214,560,230
E Ink Holdings Inc	2,613,000	18,299,484
Elite Material Co Ltd	475,491	77,497,737
Gold Circuit Electronics Ltd	454,000	19,076,845
Hon Hai Precision Industry Co Ltd	10,794,097	99,302,669
Lotes Co Ltd	126,000	10,629,019
Simplo Technology Co Ltd	73,000	913,255
Sirtec International Co Ltd	1,000	852
Unimicron Technology Corp	1,364,184	45,814,418
Wpg Holding Co Ltd	823,000	3,078,325
WT Microelectronics Co Ltd	374,000	3,434,742
Yageo Corp	4,145,170	97,381,278
Zhen Ding Technology Holding Ltd	593,000	9,721,621
		637,803,153
Semiconductors & Semiconductor Equipment - 13.6%
Advanced Analog Technology Inc	33,000	75,110
ASE Technology Holding Co Ltd	7,597,642	144,746,675
ASolid Technology Co Ltd	18,000	60,164
ASPEED Technology Inc	74,000	44,639,333
eGalax_eMPIA Technology Inc	293,826	628,545
Elite Semiconductor Microelectronics Technology Inc	169,000	1,326,113
eMemory Technology Inc	273,174	29,653,127
Everlight Electronics Co Ltd	16,000	31,833
FocalTech Systems Co Ltd	195,000	369,342
Global Mixed Mode Technology Inc	5,000	45,044
Global Unichip Corp	60,000	8,919,590
Globalwafers Co Ltd	17,000	549,277
Grand Process Technology Corp	27,000	2,965,238
Himax Technologies Inc ADR	5,217	107,314
ITE Technology Inc	70,000	343,159
King Yuan Electronics Co Ltd	613,000	6,410,215
Macroblock Inc	39,000	71,013
Macronix International Co Ltd (c)	264,000	1,399,249
MediaTek Inc	1,771,836	243,095,854
MPI Corp	40,000	7,588,973
Nanya Technology Corp (c)	310,000	3,424,269
Niko Semiconductor Co Ltd	16,266	43,391
Novatek Microelectronics Corp	490,000	7,440,313
Phison Electronics Corp	51,000	4,180,461
Pixart Imaging Inc	114,000	825,587
Radiant Opto-Electronics Corp	128,000	433,947
Raydium Semiconductor Corp	62,572	556,722
Realtek Semiconductor Corp	464,000	8,566,881
Sigurd Microelectronics Corp	51,000	369,342
Silicon Motion Technology Corp ADR	33,282	9,214,787
Sinopower Semiconductor Inc	16,000	146,432
Sitronix Technology Corp	51,000	496,785
Sonix Technology Co Ltd	94,000	161,883
Sunplus Technology Co Ltd (c)	31,000	29,605
Taiwan Semiconductor Manufacturing Co Ltd	23,175,418	1,712,121,581
Taiwan Semiconductor Manufacturing Co Ltd ADR	98,591	41,255,404
Win Semiconductors Corp	115,000	1,929,235
Winbond Electronics Corp	1,190,000	5,985,230
WinWay Technology Co Ltd	2,000	551,665
		2,290,758,688
Technology Hardware, Storage & Peripherals - 0.5%
Asia Vital Components Co Ltd	301,760	25,599,746
Asustek Computer Inc	418,000	10,125,995
Axiomtek Co Ltd	49,000	219,934
Compal Electronics Inc	2,493,000	2,912,494
Ennoconn Corp	9,000	103,282
Gigabyte Technology Co Ltd	96,000	1,130,706
Innodisk Corp	58,000	3,341,822
King Slide Works Co Ltd	18,000	2,902,209
Lite-On Technology Corp	716,000	5,344,814
Pegatron Corp	2,189,000	6,166,884
Quanta Computer Inc	110,000	1,187,050
Wistron Corp	1,312,000	6,619,724
Wiwynn Corp	94,000	16,293,054
		81,947,714
TOTAL INFORMATION TECHNOLOGY		3,068,057,093
TOTAL TAIWAN		3,221,040,022
THAILAND - 0.3%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Thai Stanley Electric PCL depository receipt	2,439	16,789
Specialty Retail - 0.0%
Com7 Pcl	2,375,600	1,898,144
Index Livingmall PCL depository receipt	157,186	60,382
		1,958,526
TOTAL CONSUMER DISCRETIONARY		1,975,315
Consumer Staples - 0.0%
Beverages - 0.0%
Haad Thip PCL depository receipt	168,600	81,347
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL	622,000	2,704,763
PTT Exploration & Production PCL depository receipt	2,384,200	10,367,680
TOTAL ENERGY		13,072,443
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL depository receipt	1,674,600	8,903,067
Kasikornbank PCL	2,619,167	16,178,629
Kasikornbank PCL depository receipt	105,400	651,057
Kiatnakin Phatra Bank PCL	816,200	2,207,301
Krung Thai Bank PCL depository receipt	5,009,300	5,349,514
TOTAL FINANCIALS		33,289,568
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Asia Green Energy PCL depository receipt (c)	1,236,571	46,362
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	3,395,533	5,765,310
TOTAL INDUSTRIALS		5,811,672
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Thailand PCL depository receipt	220,600	2,393,110
Materials - 0.0%
Chemicals - 0.0%
PTT Global Chemical PCL depository receipt	190,300	195,914
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL depository receipt	713,000	1,358,513
TOTAL THAILAND		58,177,882
TURKEY - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Turk Telekomunikasyon AS (c)	869,718	1,160,774
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	329,520	604,225
Tofas Turk Otomobil Fabrikasi AS	302,175	1,949,007
TOTAL CONSUMER DISCRETIONARY		2,553,232
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sok Marketler Ticaret AS (c)	295,132	307,660
Food Products - 0.0%
Kervan Gida Sanayi Ve Ticaret AS (c)	453,569	31,232
Ulusoy Un Sanayi ve Ticaret AS (c)	787,925	154,865
		186,097
TOTAL CONSUMER STAPLES		493,757
Financials - 0.1%
Banks - 0.1%
Yapi ve Kredi Bankasi AS (c)	18,128,000	13,098,677
Insurance - 0.0%
Agesa Hayat ve Emeklilik AS	68,018	341,780
TOTAL FINANCIALS		13,440,457
Industrials - 0.6%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	4,846,632	40,158,019
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	802,054	1,756,437
Electrical Equipment - 0.4%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	7,030,584	47,912,820
Industrial Conglomerates - 0.0%
AG Anadolu Grubu Holding AS Class A	2,558,066	1,872,898
Passenger Airlines - 0.0%
Turk Hava Yollari AO	118,478	766,111
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (c)	402,409	2,207,497
TOTAL INDUSTRIALS		94,673,782
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ronesans Gayrimenkul Yatirim AS	18,096	75,787
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,079,223	4,194,918
TOTAL REAL ESTATE		4,270,705
Utilities - 0.0%
Electric Utilities - 0.0%
Dogu Aras Enerji Yatirimlari AS	11,115	27,513
TOTAL TURKEY		116,620,220
UNITED ARAB EMIRATES - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Integrated Telecommunications CO Pjsc	32,384	98,745
Interactive Media & Services - 0.0%
Yalla Group Ltd ADR (c)	37,355	218,153
TOTAL COMMUNICATION SERVICES		316,898
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Abu Dhabi National Hotels	124,821	13,321
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	596,758	638,496
TOTAL CONSUMER DISCRETIONARY		651,817
Energy - 0.4%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	18,410,416	29,872,881
Oil, Gas & Consumable Fuels - 0.2%
Adnoc Gas PLC	35,544,998	33,192,493
TOTAL ENERGY		63,065,374
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	6,303,558	23,511,134
Dubai Islamic Bank PJSC	61,673	124,249
Emirates NBD Bank PJSC	403,076	3,030,944
First Abu Dhabi Bank PJSC	1,248,718	5,711,378
Sharjah Islamic Bank	58,170	44,976
TOTAL FINANCIALS		32,422,681
Industrials - 0.0%
Construction & Engineering - 0.0%
Orascom Construction PLC (f)	32,104	457,540
Passenger Airlines - 0.0%
Air Arabia PJSC	100,378	133,360
TOTAL INDUSTRIALS		590,900
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aldar Properties PJSC	1,713,200	3,638,060
Deyaar Development PJSC	363,388	80,729
Emaar Development PJSC	660,282	2,595,756
Emaar Properties PJSC	7,878,378	25,266,748
Tecom Group Pjsc	36,802	33,064
TOTAL REAL ESTATE		31,614,357
TOTAL UNITED ARAB EMIRATES		128,662,027
UNITED STATES - 0.6%
Consumer Staples - 0.0%
Food Products - 0.0%
JBS NV depository receipt	50,778	614,020
Energy - 0.1%
Energy Equipment & Services - 0.1%
Tenaris SA ADR (d)	285,200	17,377,236
Health Care - 0.2%
Biotechnology - 0.2%
BeOne Medicines Ltd H Shares (c)	1,020,182	23,015,246
Legend Biotech Corp ADR (c)(d)	249,497	6,776,338
TOTAL HEALTH CARE		29,791,584
Information Technology - 0.3%
IT Services - 0.0%
Cognizant Technology Solutions Corp Class A	81,098	4,521,619
Semiconductors & Semiconductor Equipment - 0.2%
Cerebras Systems Inc Class A (c)(d)	3,700	876,863
NVIDIA Corp	164,700	34,774,758
		35,651,621
Software - 0.1%
Synopsys Inc (c)	21,800	10,368,516
TOTAL INFORMATION TECHNOLOGY		50,541,756
Materials - 0.0%
Metals & Mining - 0.0%
Aura Minerals Inc (d)	48,136	3,719,469
TOTAL UNITED STATES		102,044,065
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	151,829	4,673,864
TOTAL COMMON STOCKS (Cost $5,959,845,762)		11,695,492,913

Domestic Equity Funds - 0.0%
	Shares	Value ($)
Fidelity SAI Inflation-Focused Fund (b) (Cost $1,195)	15	1,870

International Equity Funds - 26.9%
	Shares	Value ($)
Artisan Developing World Fund Investor Shares	2,089,564	46,555,492
Brandes Emerging Markets Value Fund Class A	13,439,188	198,093,633
Fidelity Advisor China Region Fund - Class Z (b)	665,916	48,412,099
Fidelity SAI Emerging Markets Index Fund (b)	7,802,007	172,034,249
Fidelity SAI Emerging Markets Low Volatility Index Fund (b)	66,506,645	886,533,580
Fidelity SAI Emerging Markets Momentum Index Fund (b)	8,920,337	121,316,578
Fidelity SAI Emerging Markets Value Index Fund (b)	108,301,812	2,392,387,036
Goldman Sachs Emerging Markets Equity Fund Institutional Class	15,540,924	608,738,004
iShares MSCI South Korea ETF (d)	348,771	71,787,535
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	26,923,133
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,804,712,151)		4,572,781,339

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd non-voting shares	731,365	98,155,160
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(g)	145,250	1
Sberbank of Russia PJSC (c)(g)	128,031	0

TOTAL RUSSIA		1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $34,955,636)		98,155,161

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/11/2026 (j)	3.64	2,600,000	2,597,386
US Treasury Bills 0% 6/18/2026 (j)	3.63 to 3.66	7,350,000	7,337,392
US Treasury Bills 0% 6/25/2026 (j)	3.61 to 3.65	4,950,000	4,938,023
US Treasury Bills 0% 6/4/2026 (j)	3.61 to 3.63	3,700,000	3,698,875
US Treasury Bills 0% 7/2/2026 (j)	3.62	3,810,000	3,798,140
US Treasury Bills 0% 7/30/2026 (j)	3.61 to 3.63	1,660,000	1,650,112
US Treasury Bills 0% 8/20/2026	3.61	20,000	19,840
US Treasury Bills 0% 8/6/2026	3.63	20,000	19,867
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,060,092)			24,059,635

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.67	161,533,780	161,566,086
Fidelity Securities Lending Cash Central Fund (k)(l)	3.67	175,477,888	175,495,436
State Street Institutional U.S. Government Money Market Fund Premier Class (m)	3.56	502,844,532	502,844,532
TOTAL MONEY MARKET FUNDS (Cost $839,906,054)			839,906,054

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $9,663,480,890)	17,230,396,972
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(206,828,265)
NET ASSETS - 100.0%	17,023,568,707

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	5,240	6/2026	458,107,000	72,078,420

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Non-income producing.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $269,873,154 or 1.6% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $282,135,256 or 1.7% of net assets.

(g)	Level 3 security.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $21,140,924.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
(m)	The rate quoted is the annualized seven-day yield of the fund at period end.
At period end, the value of non-cash collateral for securities on loan amounted to $1,599,037.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	76,035,509	451,152,108	365,621,531	1,174,014	-	-	161,566,086	161,533,780	0.2%
Fidelity Securities Lending Cash Central Fund	105,309,953	605,952,687	535,767,204	479,580	-	-	175,495,436	175,477,888	0.5%
Total	181,345,462	1,057,104,795	901,388,735	1,653,594	-	-	337,061,522

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity China Region Fund Class Z	41,633,073	-	-	-	-	6,779,026	48,412,099	665,916
Fidelity SAI Emerging Markets Index Fund	37,853,542	328,032,852	239,992,975	-	21,271,984	24,868,846	172,034,249	7,802,007
Fidelity SAI Emerging Markets Low Volatility Index Fund	806,060,539	-	-	-	-	80,473,041	886,533,580	66,506,645
Fidelity SAI Emerging Markets Momentum Index Fund	108,828,107	-	-	-	-	12,488,471	121,316,578	8,920,337
Fidelity SAI Emerging Markets Value Index Fund	2,132,462,687	-	-	-	-	259,924,349	2,392,387,036	108,301,812
Fidelity SAI Inflation-Focused Fund	1,505	-	-	-	-	365	1,870	15
	3,126,839,453	328,032,852	239,992,975	-	21,271,984	384,534,098	3,620,685,412

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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